Capital stock (Tables)	12 Months Ended
Mar. 28, 2020
Equity [Abstract]
Summary of Common Stock Outstanding
The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 31, 2018	10,242,911	$35,593	7,717,970	$57,755	17,960,881	$93,348

Exercise of stock options	—	—	—	—	—	—

Balance as of March 30, 2019	10,242,911	$35,593	7,717,970	$57,755	17,960,881	$93,348

Exercise of stock options	10,000	20	—	—	10,000	20

Balance as of March 28, 2020	10,252,911	$35,613	7,717,970	$57,755	17,970,881	$93,368